INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2021	2020

Wireless devices and accessories	436	399
Other finished goods and merchandise	99	80

Total inventories	535	479